FINANCIAL INVESTORS TRUST

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND

GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND

GRANDEUR PEAK GLOBAL REACH FUND

GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND

 (THE “FUNDS”)

SUPPLEMENT DATED APRIL 11, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2015, AS SUPPLEMENTED

The paragraph under the sub-section “Partial Portfolio Holdings” under the “Disclosure of Portfolio Holdings” section in the Funds’ Statement of Additional Information is hereby deleted.

Please retain this supplement for future reference.